Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
425,945	iShares iBoxx $ High Yield Corporate Bond ETF(a)	$36,162,730
340,675	SPDR® Barclays High Yield Bond ETF(a)	36,162,652

	TOTAL INVESTMENT COMPANIES (Cost $71,567,857)	$72,325,382

SHORT TERM INVESTMENTS - 6.5%
Money Market Funds - 6.5%
5,900,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(b)(c)	$5,900,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,900,000)	$5,900,000

	TOTAL INVESTMENTS (Cost $77,467,857) - 86.5%	$78,225,382
	Other Assets in Excess of Liabilities - 13.5%	12,172,739

	TOTAL NET ASSETS - 100.0%	$90,398,121

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at May 31, 2019.
(c)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $5,900,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	3.3824% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	365,908	$36,483,926	$(346,333)

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 11.9%
Money Market Funds - 11.9%
3,630,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$3,630,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,630,000)	$3,630,000

	TOTAL INVESTMENTS (Cost $3,630,000) - 11.9%	$3,630,000
	Other Assets in Excess of Liabilities - 88.1%	26,825,916

	TOTAL NET ASSETS - 100.0%	$30,455,916

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $3,630,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NASDAQ-100® Index	3.0224% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	5,341	$38,874,920	$(813,173)

Direxion Monthly NASDAQ-100® Bear 1.25X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.4%
Money Market Funds - 20.4%
100,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$100,000

	TOTAL SHORT TERM INVESTMENTS (Cost $100,000)	$100,000

	TOTAL INVESTMENTS (Cost $100,000) - 20.4%	$100,000
	Other Assets in Excess of Liabilities - 79.6%	389,909

	TOTAL NET ASSETS - 100.0%	$489,909

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $100,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
2.4906% representing 1 month LIBOR rate + spread	Total return of NASDAQ-100® Index	Bank of America Merrill Lynch	12/27/2019	86	$625,639	$12,736

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 21.1%
Money Market Funds - 21.1%
1,120,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$1,120,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,120,000)	$1,120,000

	TOTAL INVESTMENTS (Cost $1,120,000) - 21.1%	$1,120,000
	Other Assets in Excess of Liabilities - 78.9%	4,197,724

	TOTAL NET ASSETS - 100.0%	$5,317,724

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,120,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of ICE U.S. Treasury 25+ Year Bond Index	2.8824% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2019	66,528	$6,917,411	$256,120

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 9.6%
Money Market Funds - 9.6%
3,080,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$3,080,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,080,000)	$3,080,000

	TOTAL INVESTMENTS (Cost $3,080,000) - 9.6%	$3,080,000
	Other Assets in Excess of Liabilities - 90.4%	29,114,652

	TOTAL NET ASSETS - 100.0%	$32,194,652

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $3,080,000.

Short Futures Contracts (Unaudited)

May 31, 2019

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable /(Payable), net	Unrealized Depreciation
Ultra U.S. Treasury Bond	9/19/2019	170	$29,946,563	$(377,188)	$(381,575)

Short Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.5824% representing 1 month LIBOR rate + spread	Total return of ICE U.S. Treasury 25+ Year Bond Index	Credit Suisse International	12/19/2019	125,215	$13,328,305	$(183,512)

Direxion Monthly NASDAQ-100® Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.3%
Money Market Funds - 23.3%
39,620,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$39,620,000

	TOTAL SHORT TERM INVESTMENTS (Cost $39,620,000)	$39,620,000

	TOTAL INVESTMENTS (Cost $39,620,000) - 23.3%	$39,620,000
	Other Assets in Excess of Liabilities - 76.7%	130,077,032

	TOTAL NET ASSETS - 100.0%	$169,697,032

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $39,620,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of NASDAQ-100® Index	2.8360% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/26/2019	3,804	$29,381,551	$(2,291,268)
Total return of NASDAQ-100® Index	3.0224% representing 1 month LIBOR rate + spread	Credit Suisse International	12/30/2019	43,816	320,930,846	(8,829,049)

					$350,312,397	$(11,120,317)

Direxion Monthly S&P 500® Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 35.6%
Money Market Funds - 35.6%
24,630,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$24,630,000

	TOTAL SHORT TERM INVESTMENTS (Cost $24,630,000)	$24,630,000

	TOTAL INVESTMENTS (Cost $24,630,000) - 35.6%	$24,630,000
	Other Assets in Excess of Liabilities - 64.4%	44,630,558

	TOTAL NET ASSETS - 100.0%	$69,260,558

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $24,630,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P 500® Index	2.7724% representing 1 month LIBOR rate + spread	Credit Suisse International	12/6/2019	50,322	$146,957,363	$(8,518,740)

Direxion Monthly S&P 500® Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 25.6%
Money Market Funds - 25.6%
5,190,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$5,190,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,190,000)	$5,190,000

	TOTAL INVESTMENTS (Cost $5,190,000) - 25.6%	$5,190,000
	Other Assets in Excess of Liabilities - 74.4%	15,065,522

	TOTAL NET ASSETS - 100.0%	$20,255,522

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $5,190,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
2.5406% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	12/13/2019	14,724	$40,521,331	$—

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 40.2%
Money Market Funds - 40.2%
5,070,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$5,070,000

	TOTAL SHORT TERM INVESTMENTS (Cost $5,070,000)	$5,070,000

	TOTAL INVESTMENTS (Cost $5,070,000) - 40.2%	$5,070,000
	Other Assets in Excess of Liabilities - 59.8%	7,542,972

	TOTAL NET ASSETS - 100.0%	$12,612,972

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $5,070,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Russell 2000® Index	2.6924% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2019	17,211	$27,474,652	$(2,278,118)

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 19.2%
Money Market Funds - 19.2%
3,020,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$3,020,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,020,000)	$3,020,000

	TOTAL INVESTMENTS (Cost $3,020,000) - 19.2%	$3,020,000
	Other Assets in Excess of Liabilities - 80.8%	12,701,526

	TOTAL NET ASSETS - 100.0%	$15,721,526

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $3,020,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
2.4824% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/13/2019	12,226	$19,166,910	$1,260,535
2.4685% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/13/2019	9,231	13,659,633	131,155

					$32,826,543	$1,391,690

Direxion Monthly 7-10 Year Treasury Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.7%
Money Market Funds - 28.7%
26,160,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$26,160,000

	TOTAL SHORT TERM INVESTMENTS (Cost $26,160,000)	$26,160,000

	TOTAL INVESTMENTS (Cost $26,160,000) - 28.7%	$26,160,000
	Other Assets in Excess of Liabilities - 71.3%	64,979,942

	TOTAL NET ASSETS - 100.0%	$91,139,942

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $26,160,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	2.6524% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2019	1,673,804	$179,584,311	$2,592,710

Direxion Monthly 7-10 Year Treasury Bear 2X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 34.5%
Money Market Funds - 34.5%
950,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$950,000

	TOTAL SHORT TERM INVESTMENTS (Cost $950,000)	$950,000

	TOTAL INVESTMENTS (Cost $950,000) - 34.5%	$950,000
	Other Assets in Excess of Liabilities - 65.5%	1,806,579

	TOTAL NET ASSETS - 100.0%	$2,756,579

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $950,000.

Short Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.0324% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/12/2019	50,548	$5,400,444	$(100,939)

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 46.5%
Money Market Funds - 46.5%
1,980,000	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 2.31%(a)(b)	$1,980,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,980,000)	$1,980,000

	TOTAL INVESTMENTS (Cost $1,980,000) - 46.5%	$1,980,000
	Other Assets in Excess of Liabilities - 53.5%	2,275,372

	TOTAL NET ASSETS - 100.0%	$4,255,372

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at May 31, 2019.
(b)	All or a portion of this security has been segregated as collateral for swap contracts. Total value of amount segregated is $1,980,000.

Long Total Return Swap Contracts (Unaudited)

May 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI Emerging Markets ETF	2.8906% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/13/2019	209,090	$8,725,566	$(226,362)

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)

May 31, 2019

Shares/Principal		Fair Value
COMMON STOCKS - 35.8%
Capital Markets - 8.9%
110,169	Ares Management Corp.	$2,830,242
11,730	CME Group, Inc.	2,253,567
111,540	KKR & Co., Inc.	2,485,111
596,405	Oaktree Specialty Lending Corp.	3,172,875
26,698	StoneCastle Financial Corp.	576,677

		11,318,472

Commercial Services & Supplies - 2.4%
35,514	Republic Services, Inc.	3,004,129

Communications Equipment - 1.8%
12,365	Harris Corp.	2,314,604

Electric Utilities - 2.8%
25,265	Evergy, Inc.	1,468,907
10,550	NextEra Energy, Inc.	2,091,116

		3,560,023

Entertainment - 1.0%
9,575	The Walt Disney Company	1,264,283
Equity REITs - 7.2%
129,096	Americold Realty Trust	4,040,705
22,490	Crown Castle International Corp.	2,923,925
117,519	Host Hotels & Resorts, Inc.	2,128,269

		9,092,899

Food Products - 0.8%
27,225	Archer-Daniels-Midland Co.	1,043,262

IT Services - 5.9%
35,095	Booz Allen Hamilton Holding Corp.	2,216,951
21,810	Broadridge Financial Solutions, Inc.	2,723,415
39,130	Thomson Reuters Corp. (Canada)	2,492,190

		7,432,556

Media - 1.0%
30,335	Comcast Corp.	1,243,735

Mortgage REITs - 1.8%
147,605	Redwood Trust, Inc.	2,351,348

Pharmaceuticals - 2.2%
21,635	Johnson & Johnson	2,837,430

	TOTAL COMMON STOCKS (Cost $38,564,259)	$45,462,741

CORPORATE BONDS - 19.2%
Capital Markets - 7.8%
	B. Riley Financial, Inc.
31,500	7.50%, 10/31/2021	$805,140
	Capital Southwest Corp.
9,245	5.95%, 12/15/2022	237,319
	Capitala Finance Corp.
31,635	6.00%, 05/31/2022	807,642
	Fidus Investment Corp.
11,400	5.88%, 02/01/2023	291,498
	Fidus Investment Corp.
43,000	6.00%, 02/15/2024	1,108,970
	Gladstone Capital Corp.
5,000	6.13%, 11/01/2023	128,800
	Hercules Capital, Inc.
22,802	5.25%, 04/30/2025	566,630
	Monroe Capital Corp.
5,900	5.75%, 10/31/2023	148,267
	MVC Capital, Inc.
56,210	6.25%, 11/30/2022	1,453,028
	Oaktree Specialty Lending Corp.
2,000	5.88%, 10/30/2024	50,600
	OFS Capital Corp.
37,500	6.38%, 04/30/2025	947,062
	Oxford Square Capital Corp.
39,282	6.50%, 03/30/2024	1,005,423
	Saratoga Investment Corp.
47,300	6.25%, 08/31/2025	1,194,089

	TriplePoint Venture Growth BDC Corp.
45,045	5.75%, 07/15/2022	1,149,548

		9,894,016

Communications Equipment - 1.4%
	Cisco Systems, Inc.
715,000	3.63%, 03/04/2024	754,572
	Intel Corp.
1,025,000	3.10%, 07/29/2022	1,050,337

		1,804,909

Food Products - 0.5%
	Sysco Corp.
625,000	2.60%, 10/01/2020	624,864

Food & Staples Retailing - 1.3%
	Walmart, Inc.
1,585,000	3.40%, 06/26/2023	1,647,531

IT Services - 3.2%
	Automatic Data Processing, Inc.
1,585,000	2.25%, 09/15/2020	1,586,170
	Microsoft Corp.
910,000	3.63%, 12/15/2023	955,074
	salesforce.com, Inc.
1,500,000	3.25%, 04/11/2023	1,537,834

		4,079,078

Machinery - 0.8%
	Caterpillar Financial Services Corp.
1,015,000	2.00%, 11/29/2019	1,013,097

Mortgage REITs - 0.6%
	Ready Capital Corp.
26,625	6.50%, 07/17/2019	685,594

Pharmaceuticals - 1.8%
	AbbVie, Inc.
1,390,000	2.90%, 11/06/2022	1,393,520
	GlaxoSmithKline Capital PLC (United Kingdom)
900,000	2.85%, 05/08/2022	908,801

		2,302,321

Semiconductors & Semiconductor Equipment - 0.9%
	QUALCOMM, Inc.
1,125,000	3.00%, 05/20/2022	1,135,675

Technology Hardware, Storage & Peripherals - 0.9%
	Apple, Inc.
1,100,000	2.85%, 05/06/2021	1,111,212

	TOTAL CORPORATE BONDS (Cost $23,855,272)	$24,298,297

U.S. GOVERNMENT OBLIGATIONS - 18.9%
	U.S. Treasury Note
3,050,000	3.38%, 11/15/2019	$3,063,105
	U.S. Treasury Note
1,600,000	2.25%, 02/29/2020	1,599,063
	U.S. Treasury Note
7,500,000	3.50%, 05/15/2020	7,587,012
	U.S. Treasury Note
1,275,000	2.25%, 02/15/2021	1,280,055
	U.S. Treasury Note
6,725,000	3.63%, 02/15/2021	6,905,734
	U.S. Treasury Note
3,485,000	2.63%, 06/15/2021	3,533,191

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $23,836,416)	$23,968,160

PREFERRED STOCKS - 15.3%
Banks - 4.0%
	Customers Bancorp, Inc.
20,000	7.00%, 06/15/2020	$508,200
	Customers Bancorp, Inc.
39,000	6.00%, 12/15/2021	984,750
	Iberiabank Corp.
50,000	6.63%, 08/01/2025	1,342,500
	Merchants Bancorp(a)
18,000	7.00%, 04/01/2024	492,300
	Synovus Financial Corp.
13,000	6.30%, 06/21/2023	340,730

	TriState Capital Holdings, Inc.
6,500	6.75%, 04/01/2023	173,485
	TriState Capital Holdings, Inc.(a)
45,000	6.38%, 07/01/2024	1,157,850

		4,999,815

Capital Markets - 2.5%
	Ares Management Corp.
66,000	7.00%, 06/30/2021	1,754,940
	Gladstone Investment Corp.
32,415	6.38%, 08/31/2025	840,197
	Oaktree Capital Group LLC
22,000	6.63%, 06/15/2023	561,220

		3,156,357

Equity REITs - 2.0%
	Bluerock Residential Growth, Inc. Class A
43,000	8.25%, 10/21/2020	1,140,790
	Brookfield DTLA Fund Office Trust Investor, Inc.(a)
65,500	7.63%, 07/18/2019	1,405,630

		2,546,420

Mortgage REITs - 6.8%
	AG Mortgage Investment Trust, Inc.
49,500	8.00%, 07/17/2019	1,289,475
	Apollo Commercial Real Estate Finance, Inc.
48,275	8.00%, 06/10/2019	1,217,495
	Cherry Hill Mortgage Investment Corp.
28,800	8.20%, 08/17/2022	730,080
	Cherry Hill Mortgage Investment Corp.
20,000	8.25%, 04/15/2024	507,800
	Chimera Investment Corp.
48,800	8.00%, 10/30/2021	1,230,248
	Chimera Investment Corp.
49,025	8.00%, 03/30/2024	1,243,274
	Colony Capital, Inc.
25,000	8.75%, 07/17/2019	612,500
	Dynex Capital, Inc.
22,260	7.63%, 07/17/2019	542,254
	Two Harbors Investment Corp.
47,300	8.13%, 04/27/2027	1,272,370

		8,645,496

	TOTAL PREFERRED STOCKS (Cost $18,663,233)	$19,348,088

CLOSED-END FUNDS - 3.7%
117,070	Invesco Dynamic Credit Opportunities Fund	$1,269,039
164,370	Nuveen Credit Strategies Income Fund	1,267,292
94,000	Nuveen Mortgage Opportunity Term Fund	2,175,160

	TOTAL CLOSED-END FUNDS (Cost $4,905,389)	$4,711,491

MASTER LIMITED PARTNERSHIPS - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
85,140	Enterprise Products Partners, L.P.	$2,374,554

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,017,878)	$2,374,554

CONVERTIBLE BONDS - 0.9%
Mortgage REITs - 0.9%
	Colony Capital, Inc.
1,250,000	3.88%, 01/15/2021	$1,195,379

	TOTAL CONVERTIBLE BONDS (Cost $1,242,006)	$1,195,379

	TOTAL INVESTMENTS - 95.7% (Cost $113,084,453)	$121,358,710
	Other Assets in Excess of Liabilities - 4.3%	5,467,799

	TOTAL NET ASSETS - 100.0%	$126,826,509

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2019.

Direxion Monthly High Yield Bull 1.2X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$12,459,803	$—	$—	$12,459,803
Investment Companies	72,325,382	—	—	72,325,382
Short Term Investments	5,900,000	—	—	5,900,000

Liability Class
Total Return Swap Contracts*	—	(346,333)	—	(346,333)

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$22,786,675	$—	$—	$22,786,675
Short Term Investments	3,630,000	—	—	3,630,000

Liability Class
Total Return Swap Contracts*	—	(813,173)	—	(813,173)

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$336,668	$—	$—	$336,668
Short Term Investments	100,000	—	—	100,000
Total Return Swap Contracts*	—	12,736	—	12,736

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$4,678,016	$—	$—	$4,678,016
Short Term Investments	1,120,000	—	—	1,120,000
Total Return Swap Contracts*	—	256,120	—	256,120

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$28,566,973	$—	$—	$28,566,973
Short Term Investments	3,080,000	—	—	3,080,000

Liability Class
Futures Contracts*	(381,575)	—	—	(381,575)
Total Return Swap Contracts*	—	(183,512)	—	(183,512)

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$135,202,809	$—	$—	$135,202,809
Short Term Investments	39,620,000	—	—	39,620,000

Liability Class
Total Return Swap Contracts*	—	(11,120,317)	—	(11,120,317)

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$57,701,963	$—	$—	$57,701,963
Short Term Investments	24,630,000	—	—	24,630,000

Liability Class
Total Return Swap Contracts*	—	(8,518,740)	—	(8,518,740)

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$11,936,956	$—	$—	$11,936,956
Short Term Investments	5,190,000	—	—	5,190,000

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$10,117,196	$—	$—	$10,117,196
Short Term Investments	5,070,000	—	—	5,070,000

Liability Class
Total Return Swap Contracts*	—	(2,278,118)	—	(2,278,118)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$9,633,185	$—	$—	$9,633,185
Short Term Investments	3,020,000	—	—	3,020,000
Total Return Swap Contracts*	—	1,391,690	—	1,391,690

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$64,008,109	$—	$—	$64,008,109
Short Term Investments	26,160,000	—	—	26,160,000
Total Return Swap Contracts*	—	2,592,710	—	2,592,710

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$1,442,427	$—	$—	$1,442,427
Short Term Investments	950,000	—	—	950,000

Liability Class
Total Return Swap Contracts*	—	(100,939)	—	(100,939)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Cash Equivalents	$1,881,594	$—	$—	$1,881,594
Short Term Investments	1,980,000	—	—	1,980,000

Liability Class
Total Return Swap Contracts*	—	(226,362)	—	(226,362)

Hilton Tactical Income Fund
	Level 1	Level 2	Level 3	Total
Asset Class
Common Stocks	$45,462,741	$—	$—	$45,462,741
Corporate Bonds	5,597,894	18,700,403	—	24,298,297
U.S. Government Obligations	—	23,968,160	—	23,968,160
Preferred Stocks	19,174,603	173,485	—	19,348,088
Closed-End Funds	4,711,491	—	—	4,711,491
Master Limited Partnerships	2,374,554	—	—	2,374,554
Convertible Bonds	—	1,195,379	—	1,195,379

For further information regarding each asset class, see each Fund’s Schedule of Investments.

*	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.